Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Deferred Tax Assets
At June 30, 2013, the net deferred tax asset consisted of the following:

	USA 2013 A$000s	Australia 2013 A$000s	Total 2013 A$000s
Deferred tax assets
Net operating loss carry-forward	6,683	6,787	13,470
Exploration expenditure	6,012	-	6,012
Less valuation allowance	(12,695)	(6,787)	(19,482)

Net deferred taxes	-	-	-

At December 31, 2012 and 2011, deferred taxes consisted of the following:

	USA 2012 A$000s	Australia 2012 A$000s	Total 2012 A$000s
Deferred tax assets

Net operating loss carry-forward	5,059	5,060	10,119
Exploration expenditure	5,138	-	5,138
Less valuation allowance	(10,197)	(5,060)	(15,257)
Net deferred taxes	-	-	-

	USA 2011 A$000s	Australia 2011 A$000s	Total 2011 A$000s
Deferred tax assets

Net operating loss carry-forward	14,534	27,744	42,502
Exploration expenditure	19,702	-	21,157
Less valuation allowance	(34,236)	(27,744)	(63,659)
Net deferred taxes	-	-	-